Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments
Year ending September 30, 2017	19,750

Total	$19,750

Remaining 2016	$5,948

Year ending September 30, 2017	23,793

Year ending September 30, 2018	17,845

Total	$47,586